                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management, LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28- 12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Manager
Phone: (214) 265-4165

Signature, Place, and Date of Signing:

     /s/ Robert L. Stillwell             Dallas, TX               May 17, 2010
---------------------------------       ------------              ------------
           (Signature)                 (City, State)                 (Date)

Report Type ( Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1     28-10378   BP Capital Management, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         18
Form 13F Information Table Value Total:     43,008
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                       VOTING AUTHORITY
                             TITLE OF             VALUE  SHRS OR                 INVESTMENT   OTHER  -------------------
       NAME OF ISSUER          CLASS    CUSIP    (X1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------------- -------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ANADARKO PETE CORP              COM   032511107      370   5,079   SH      N/A      SOLE       --      5,079    0     0
BAKER HUGHES INC                COM   057224107       52   1,117   SH      N/A      SOLE       --      1,117    0     0
CHESAPEAKE ENERGY CORP          COM   165167107    3,408 144,162   SH      N/A      SOLE       --    144,162    0     0
CONSOL ENERGY INC               COM   20854P109       98   2,300   SH      N/A      SOLE       --      2,300    0     0
DAWSON GEOPHYSICAL CO           COM   239359102      731  25,000   SH      N/A      SOLE       --     25,000    0     0
DENBURY RES INC               COM NEW 247916208    3,627 215,000   SH      N/A      SOLE       --    215,000    0     0
HALLIBURTON CO                  COM   406216101       93   3,096   SH      N/A      SOLE       --      3,096    0     0
HESS CORP                       COM   42809H107      367   5,875   SH      N/A      SOLE       --      5,875    0     0
MCMORAN EXPLORATION CO          COM   582411104      214  14,629   SH      N/A      SOLE       --     14,629    0     0
OCCIDENTAL PETE CORP DEL        COM   674599105    7,482  88,500   SH      N/A      SOLE       --     88,500    0     0
SANDRIDGE ENERGY INC            COM   80007P307      757  98,252   SH      N/A      SOLE       --     98,252    0     0
SCHLUMBERGER LTD                COM   806857108    6,346 100,000   SH      N/A      SOLE       --    100,000    0     0
SMITH INTL INC                  COM   832110100      199   4,637   SH      N/A      SOLE       --      4,637    0     0
SUNCOR ENERGY INC NEW           COM   867224107   10,913 335,386   SH      N/A      SOLE       --    335,386    0     0
TRANSATLANTIC PETROLEUM LTD     SHS   G89982105       98  28,214   SH      N/A      SOLE       --     28,214    0     0
TRANSOCEAN LTD                REG SHS H8817H100    3,467  40,131   SH      N/A      SOLE       --     40,131    0     0
WEATHERFORD INTERNATIONAL LT    REG   H27013103      304  19,177   SH      N/A      SOLE       --     19,177    0     0
XTO ENERGY INC                  COM   98385X106    4,482  95,000   SH      N/A      SOLE       --     95,000    0     0